Exchange Act-Forms
                                    FORM 13F

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                                                   OMB Number:      3235-0006
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 9/30/00
            Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Presidio Management Group V, L.L.C.
________________________________________________________________________________

Address:  2180 Sand Hill Road, Suite 300, Menlo Park, CA 94025__________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-05415_________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Michael P. Maher

Title:  Member

Phone:  650 854-9080

Signature, Place, and Date of Signing:

/s/ Michael P. Maher____________________________________________________________
[Signature]

Menlo Park, CA__________________________________________________________________
[City, State]

November 13, 2000_______________________________________________________________
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                --------------

Form 13F Information Table Entry Total:                      9
                                                --------------

Form 13F Information Table Value Total:               $545,056
                                                --------------
                                                    (thousands)

List of Other Included Managers:

    NONE

                                            FORM 13F INFORMATION TABLE

                                                                                                              Voting Authority
                                                            Value      Shares/ Sh/ Put/ Invstmt          -------------------------
      Name of Issuer         Title of class CUSIP         (x$1000)     PrnAmt  Prn Call Dscretn Managers    Sole     Shared   None
--------------------------   -------------- ---------     -------    --------- --- ---  ------- --------  --------   ------   ----
3Dfx                         Common         88553X103       3,020     619,436  SH       Sole                619,436     0       0
Accelerated Networks         Common         00429P107     108,479   6,428,400  SH       Sole              6,428,400     0       0
CacheFlow                    Common         126946102      80,301     561,546  SH       Sole                561,546     0       0
Centillium Communications    Common         152319109     220,800   2,300,000  SH       Sole              2,300,000     0       0
Compugen                     Common         M25722105      27,022   1,965,250  SH       Sole              1,965,250     0       0
Curon Medical                Common         231292103      34,158   2,970,222  SH       Sole              2,970,222     0       0
GetThere.com                 Common         374266104      30,675   1,734,277  SH       Sole              1,734,277     0       0
NetManage                    Common         641144100       1,295     609,615  SH       Sole                609,615     0       0
ValiCert                     Common         91915Q105      39,306   2,246,060  SH       Sole              2,246,060     0       0
                                                TOTAL     545,056